Financial Risk Management - Summary of Retail Receivables Included In Consumer Finance Receivables (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables		¥ 5,894,752	¥ 5,434,496
Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	5,363,260	5,054,428
12-month ECL [member] | Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	4,985,289	4,897,471
Not credit-impaired [member] | Lifetime ECL [member] | Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	356,005	139,306
Credit-impaired [member] | Lifetime ECL [member] | Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	¥ 21,966	¥ 17,651

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.